Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 7	$ 80	$ 150	$ 149	$ 72
Interest on bank overdraft [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs		72	136	132	61
Interest on bank borrowings [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	1	1	1	4
Interest on leases [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 6	$ 7	$ 13	$ 13	$ 11